Costs - Detailed Information of Inventory Costs (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of details of inventory costs [Abstract]
Inventories at beginning of year	$ 21,820	$ 19,258	$ 13,001
Purchases for the year	66,075	48,760	33,886
Production costs	147,423	127,075	85,550
Translation effect	3,877	4,031	6,358
Reclassifications and other movements	(92)
Inventories at end of year	(27,291)	(21,820)	(19,258)
Total	$ 211,812	$ 177,304	$ 119,537